Accounting policies	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Accounting policies
1. Accounting policies
The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. Where an accounting policy is specific to a note, the policy is described in the note to which it relates. These policies have been consistently applied to all the periods presented.
1.1 Reporting entity
Sibanye Stillwater Limited (the Company) and its subsidiaries (together referred to as the Group or Sibanye-Stillwater) is a multinational mining and metals processing Group with a diverse portfolio of mining and processing operations, projects and investments across five continents. The Group is also one of the foremost global recyclers of PGM autocatalysts and has interests in leading mine tailings retreatment operations. Sibanye-Stillwater has established itself as one of the world’s largest primary producers of platinum, palladium, and rhodium and is also a top tier gold producer. It produces and refines iridium and ruthenium, nickel, chrome, copper and cobalt. The Group has recently begun to build and diversify its asset portfolio into battery metals mining and processing and is increasing its presence in the circular economy by growing and diversifying its recycling and tailings reprocessing operations globally. Domiciled in South Africa, Sibanye-Stillwater currently owns and operates a portfolio of high-quality operations and projects, which are grouped into three regions: the Southern Africa region (SA region), the Americas region and the European region.
The SA region houses the gold and PGM operations and projects located in South Africa and Zimbabwe. The underground and surface gold mining operations in South Africa are the Driefontein, Kloof and Cooke operations in the West Witwatersrand (West Wits) region and DRDGOLD Limited (DRDGOLD) with surface tailings treatment plant in the East of Johannesburg in Gauteng, and the Beatrix operation in the southern Free State. Sibanye-Stillwater also owns and manages significant gold extraction and processing facilities where ore is treated and beneficiated to produce gold doré. In addition, several organic projects currently underway are aimed at sustaining these gold mining operations into the long term. In 2021, Sibanye-Stillwater’s Board approved a new major capital project for Burnstone to complete necessary infrastructure and bring the mine to full development. Burnstone is a developmental stage gold mine and processing operation located in the South Rand Goldfield of the Witwatersrand Basin, and comprises two established shaft complexes, a carbon-in-leach gold processing plant, tailings storage facility and related surface infrastructure and mining rights.
The PGM assets in the SA region are the Kroondal operation (50%) (see note 19), the Rustenburg operation (SRPM), the Marikana operation (Marikana) and the tailings retreatment entity, Platinum Mile in the North West Province, and Mimosa (50%) in Zimbabwe. Marikana currently has five contributing shafts namely 4Belt, K3, Rowland, Saffy and E3 and the ore mined at the Marikana operations is processed through five concentrators on site. The PGM concentrate produced is dispatched to the smelter for further processing at the Base Metal Refinery (BMR). At the BMR, base metals are removed and the resulting PGM-rich residue is sent to Precious Metal Refinery (PMR) for final treatment. Marikana therefore sells refined metals to customers. In addition to underground operations, there is one tailings retreatment operation, which uses hydraulic mining with high-pressure water guns. The tailings retreated at the Bulk Tailings Treatment (BTT) plant. Sibanye-Stillwater’s Board approved the K4 capital growth project in 2021 to complete the mine’s vertical shaft infrastructure. K4 is a large, long-life, high-grade Merensky and UG2 proposition situated on the western limb of the Bushveld Complex, in South Africa’s North West Province. It is a partially completed project with an equipped main production shaft and ventilation shaft, some underground infrastructure installed and underground developed workings. The project, which has begun development and production ramp up, is currently on track.
The Rustenburg operation comprise of three operating vertical shafts (Siphumelele 1, Khuseleka 1 and Thembelani 1), two declines at Bathopele, two concentrating plants (the Waterval UG2 concentrator and the Waterval retrofit concentrator), a chrome recovery plant, the Western Limb tailings retreatment plant and related surface infrastructure and assets. In addition, mining operations are carried out on one mining tailings dam. Ore is processed through the Waterval UG2 concentrator and Waterval retrofit concentrator. Tailings are treated at the Western Limb Tailings Retreatment Plant, Platinum Mile and at the Chrome retreatment plant where a saleable chromite concentrate is recovered. Tailings from the Rustenburg operation are piped to storage facilities. The Rustenburg operation has a tolling agreement with a third party and currently sells refined metals as well as PGM concentrate to customers. Kroondal comprises of five operating decline shafts. Ore is processed at Kroondal through two concentrator plants (K1 and K2). Tailings from the K1 and K2 plants are piped to three adjacent tailings storage facilities and at a fourth tailings storage facility at Marikana. Platinum Mile is a tailings retreatment facility located on the Rustenburg lease area adjacent to our Kroondal operations. The facility recovers PGMs from our Rustenburg operations. Kroondal and Platinum Mile currently only sells PGM concentrate to customers.
The US region houses the PGM operations and projects located in the US, Canada and Argentina. These include the East Boulder and Stillwater mining operations (including the Blitz project) in Montana, and exploration-stage projects, Altar (joint venture) in Argentina. The assets in this region also include the Metallurgical complex in Columbus, Montana. This complex houses the smelter, base metal refinery and an analytical laboratory which produces a PGM-rich filter cake that is further refined by a third-party precious metal refinery. These processing and metallurgical facilities are also used to process recycled material such as spent autocatalytic convertors and petroleum refinery catalysts.
In 2022, the Group further diversified its portfolio, both geographically and by commodity with several significant acquisitions of interests in green metal projects and operations, which are housed in the Group's European region as discussed below.
Keliber Oy (Keliber), a Finnish mining and battery chemical company, owns the Keliber project, an advanced lithium hydroxide project located in the Kaustinen region of Finland. Sibanye-Stillwater announced that it had given the go-ahead to implementation of the Keliber project and the start of construction of the Keliber lithium refinery on 28 November 2022. Once developed, the Keliber project will sustainably produce battery-grade lithium hydroxide, with first production expected in 2024. The Group owns an 84.96% shareholding interest in Keliber (see note 16.1). The Group also acquired French mining group Eramet SA's Sandouville hydrometallurgical nickel processing facilities near Le Havre, France's second largest industrial port. The Sandouville facilities currently include a hydrometallurgical nickel refinery with an annual production capacity of 12,000 tonnes of high-purity nickel metal, 4,000 tonnes of high-purity nickel salts and solutions and around 600 tonnes of cobalt chloride. This acquisition enables Sibanye-Stillwater to build a leading battery metals platform in Europe. It is seen as a low-risk entry into the nickel beneficiation business and our initial focus will be to ramp up throughput, as per existing plans. Sibanye-Stillwater continues to evaluate its options for the site, in parallel with existing operations, to target specific nickel battery metal products and unlock the full potential of these facilities (see note 16.2).
The Group's green metals investments also include a 19.9% stake in New Century Resources (New Century), an Australian company listed on the ASX (see note 20), which owns a zinc tailings retreatment operation and has acquired an option to restart the Mt Lyell Copper Mine in Australia. Subsequent to the reporting date, the Group obtained a majority shareholding in New Century (see note 41.3). The Group also owns a strategic 6.95% investment in ioneer Limited (ioneer), an ASX-listed mining development company and reached an agreement with ioneer to establish a 50% joint venture to develop the Rhyolite Ridge lithium-boron project in the US following the satisfaction of certain conditions precedent. Rhyolite Ridge, an advanced stage exploration project in Esmeralda County, Nevada, aims to extract a large, shallow lithium-boron deposit, located close to existing infrastructure and centrally located between Las Vegas and Tesla’s Giga factory near Reno, Nevada.
1.2 Basis of preparation
The consolidated financial statements for the year ended 31 December 2022 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or other comprehensive income.
Standards, interpretations and amendments to published standards effective for the year ended 31 December 2022
During the financial year, the following amendments to standards applicable to the Group became effective and had no material impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16 – the 2021 Amendment)	A one-year extension to the practical expedient for COVID-19 related rent concessions under IFRS 16 has been published by the IASB. This amendment was a response to the ongoing economic challenges resulting from the COVID-19 coronavirus pandemic.	1 April 2021
Annual Improvements to IFRS Standards 2018-2020	As part of its process to make non-urgent but necessary amendments to IFRS Standards, the IASB has issued the Annual Improvements to IFRS Standards 2018–2020. The amendments applicable to the Group relate to:
IFRS 9 - clarifies which fees should be included in the 10% test for derecognition of financial liabilities
	IFRS 16 - to avoid confusion about the treatment of lease incentives, illustrative example 13 relating to payments from the lessor on leasehold improvements was removed	1 January 2022
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)	In the process of making an item of property, plant or equipment (PPE) available for its intended use, an entity may produce and sell items. Under the amendments, proceeds from selling items before the related item of PPE is available for use should be recognised in profit or loss, together with the costs of producing those items. IAS 2 Inventories should be applied in identifying and measuring these production costs.	1 January 2022
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
The amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets (IAS 37) clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, an entity recognises any impairment loss that has occurred on assets used in fulfilling the contract.
1 January 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)
Minor amendments were made to IFRS 3 Business Combinations (IFRS 3) to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 and IFRIC 21 Levies. The amendments also confirm that contingent assets should not be recognised at the acquisition date.
1 January 2022
[1] Effective date refers to annual period beginning on or after said date
Standards, interpretations and amendments to published standards which are not yet effective
Certain new standards, amendments and interpretations to existing standards have been published that apply to the accounting periods beginning on or after 1 January 2023 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments	Effective date[1]
Definition of Accounting Estimate (Amendments to IAS 8)[2]
The IASB issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (IAS 8) to clarify how entities should distinguish changes in accounting policies from changes in accounting estimates, with a primary focus on the definition of and clarifications on accounting estimates. This is due to the term "accounting estimate" not being defined and the previous definition of a "change in accounting estimate" being unclear.
The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.
1 January 2023
Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)[2]	The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, entities will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.	1 January 2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)[2]	To assist preparers of financial statements, the IASB had previously refined its definition of ‘material’ (effective 1 Jan 2020) and issued non-mandatory practical guidance on applying the concept of materiality. As the final step of the materiality improvements, the IASB issued amendments on the application of materiality to the disclosure of accounting policies. The key amendments include requirements for entities to disclose their material accounting policies rather than their significant accounting policies as well as certain clarifications regarding accounting policies related to material transactions or events.	1 January 2023
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)[2]
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 Presentation of Financial Statements (IAS 1) to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability.
1 January 2024
Non-current Liabilities with Covenants (Amendments to IAS 1)[2]	The amendment confirms that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which a company must comply after the reporting date do not affect the classification at that date. However, when non-current liabilities are subject to future covenants, companies will now need to disclose information to help users understand the risk that those liabilities may become repayable within twelve months. The amendments also clarify how a company classifies a liability that can be settled in its own shares.	1 January 2024
[1] Effective date refers to annual period beginning on or after said date
2 No material impact expected
Significant accounting judgements and estimates
The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.
For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 - Revenue
Cash-settled share-based payment obligation	6 - Share-based payments
Royalties, mining and income tax, and deferred tax	11 - Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 - Property, plant and equipment
Business combinations	16 - Acquisitions
Goodwill	17 - Goodwill and other intangibles
Equity-accounted investments	18 - Equity-accounted investments
Other investments	20 - Other investments
Other receivables and other payables	22 - Other receivables and other payables
Inventories	23 - Inventories
Borrowings and derivative financial instrument	28 - Borrowings
Environmental rehabilitation obligation	30 - Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	31 - Occupational healthcare obligation
Deferred revenue	32 - Deferred revenue
Contingent liabilities	38 - Contingent liabilities
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.
1.3 Consolidation

[1] The non-controlling interests (NCI) in the statement of changes in equity at 31 December 2022, relates to the attributable share of accumulated profits of DRDGOLD, Group Technical Security Management Proprietary Limited (GTSM) and Keliber (see note 27)
[2] Witwatersrand Consolidated Gold Resources Proprietary Limited (Wits Gold) has ceded and pledged its shares in K2013164354 Proprietary Limited (K2013) (a dormant entity) and K2013 has ceded and pledged it shares in Sibanye Gold Eastern Operations Proprietary Limited (SGEO) in favour of the lenders of the Burnstone Debt (see note 28.4)
[3] Rand Uranium Proprietary Limited (Rand Uranium) and Ezulwini Mining Company Proprietary Limited (Ezulwini) together own a number of underground and surface mining operations. These operations report to the Group’s chief operating decision maker (the executive management team) as a separate segment, namely Cooke
4 In terms of the Rustenburg operation transaction, a 26% stake in Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) was acquired through Newshelf 1335 Proprietary Limited (B-BBEE SPV). The shareholders of B-BBEE SPV are Rustenburg Mine Employees Trust (30.4%), Rustenburg Mine Community Development Trust (24.8%), Bakgatla-Ba-Kgafela Investment Holdings (24.8%) and Siyanda Resources Proprietary Limited (20.0%). The Rustenburg Mine Employees Trust and the Rustenburg Mine Community Development Trust are controlled and consolidated by Sibanye-Stillwater and cash-settled share-based payment obligations amounting to R2,112 million and R1,723 million are eliminated upon consolidation
[5] The Group has no current or contractual obligation to provide financial support to any of its structured entities
[6] Sibanye-Stillwater recognises no NCI in Akanani on a similar basis as described for WPL and EPL below (see footnote 7 below), since a revised shareholders' agreement replaced the equity interests with a right to receive dividends.
[7] Sibanye-Stillwater recognises no NCI in WPL and EPL. The shareholding of Lonplats Employee Share Ownership Trust (Employee Trust) (3.8%) and Lonplats Marikana Community Development Trust (Community Trust) (0.9%) (together Marikana Trusts) is not considered since these trusts are controlled and consolidated by Sibanye-Stillwater. During 2022, the Bapo Ba Mogale Local Economic Development Trust (Bapo Trust) (0.9%), which was previously controlled by the Group, was deconsolidated by the Group (see note 6.7). Cash-settled share-based payment obligations amounting to R1,821 million relating to the Marikana Trusts are eliminated upon consolidation. In addition, as a result of the Marikana broad-based black economic empowerment (B-BBEE) transaction (see note 6.6), the equity interests of shareholders in WPL and EPL, including all non-controlling shareholders, were replaced with the right to receive dividends. As a result, the effective shareholding interests were replaced by a share-based payment obligation and dividend obligation for entities not forming part of the Group (see note 6.6 and 22.2)
[8] Effective 10 January 2020, the Group exercised its option to acquire an additional 12.05% in DRDGOLD. The consideration amounted to R1,086 million for the subscription of 168,158,944 additional new ordinary shares resulting in a 50.1% shareholding in DRDGOLD. The effective shareholding at 31 December 2022 was 50.33% (2021: 50.49% and 2020: 50.66%) after considering treasury shares held by DRDGOLD (see note 27).
9 On 17 June 2020, the Company and Sibanye Gold Proprietary Limited (SGL) entered into an unbundling agreement wherein SGL unbundled its entire shareholding in Sibanye Platinum Proprietary Limited (SPPL) for no value to the Company
[10] During 2020, the Group reorganised its internal legal structure to house the Marikana PGM related companies (previously owned by LSA UK Limited) under a new intermediate holding company, being Rustenburg Eastern Operations Proprietary Limited (REO), which is a wholly owned subsidiary of SPPL. The reorganisation had no impact on the consolidated financial statements of the Group
11 At 31 December 2022, the Group had a 100% legal interest in Peregrine Metals Limited (Peregrine), which is subject to an Initial Earn-in arrangement of 60% by Aldebaran Resources Inc. (Aldebaran) (see note 18.3)
[12] The Group has a 76% legal interest in the Newshelf 1114 Proprietary Limited (Newshelf 1114) group and the NCI can acquire a further 2% legal shareholding once they have implemented the necessary funding structure. However, no accounting NCI is recognised, since the NCI’s vendor loan financing exceeds their proportionate interest in Newshelf 1114 and therefore no effective shareholding exists
[13] During 2021, the Group formed Sibanye Battery Metals Proprietary Limited in order to hold the Group's investments in battery metal entities (see note 16)
[14] The Group has an effective shareholding of 85.90% in Keliber at 31 December 2022 due to put options held by shareholders holding approximately 1% in the share capital of Keliber and that can be exercised at fair value less 10%
Subsidiaries
Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases. Control is reassessed if facts and circumstances indicate that there are changes to one or more of the elements of control.
Inter-company transactions, balances and unrealised gains or losses on transactions between Group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Transactions with shareholders
Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities. Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary are equity transactions.
1.4 Foreign currencies
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand (SA rand), which is the Group’s presentation currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.
Foreign operations
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average is not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items are translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences are recognised in profit or loss upon realisation of the underlying operation
•Exchange differences arising from the translation of the net investment in foreign operations, which includes certain long-term borrowings (i.e. the reporting entity’s interest in the net assets of that operation), are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss. If a company in the Group repays a portion of long-term borrowings forming part of a net investment in foreign operations, amounts previously recorded in other comprehensive income are only recognised in profit or loss upon disposal of the relevant operation
•Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate
1.5 Comparatives
Presentation in the notes
Where necessary, comparative periods have been revised to conform to current period changes in presentation.
Restatement of accumulated profit and NCI
On 10 January 2020, Sibanye-Stillwater announced that it had exercised its option to subscribe for additional ordinary shares of DRDGOLD to attain a 50.1% shareholding in DRDGOLD. The exercise of this option increased Sibanye-Stillwater’s holding in DRDGOLD from 265,000,000 shares to 433,158,944 shares. The exercise price amounted to R1,086 million for the subscription. This transaction was recognised in the Sibanye-Stillwater’s group financial statements for the year ended 31 December 2020.
The subsequent increase in the DRDGOLD shareholding was accounted for as a transaction with shareholders and accounted for in equity. The purchase of the additional shares by the Group was recognised as a dilution of the NCI amounting to R220 million. In determining the attributable NCI adjustment, management identified that they incorrectly classified the consideration paid for the share subscription to the owners of the parent and therefore excluded this consideration paid from the net asset value of DRDGOLD used in determining the NCI. Since the NCI ultimately shares in the proportionate interest of the net assets of DRDGOLD, the NCI should also share in the cash arising from the share subscription.
The impact of this error resulted in a classification difference between NCI and equity attributable to the owners of Sibanye-Stillwater of R544 million. Therefore, the transaction with DRDGOLD shareholders disclosed in the financial statements for the year ended 31 December 2020 should have been an increase in NCI of R324 million rather than a decrease of R220 million. Accordingly, as at 31 December 2020 and 31 December 2021, management restated the accumulated profit and NCI by R544 million, respectively.
The impact of the restatement on the consolidated financial statements is illustrated in the table below:

	31 December 2021			31 December 2020
Figures in million – SA rand	As previously presented	Adjustment	As restated	As previously presented	Adjustment	As restated
Statement of Changes in Equity
Accumulated profit	27,958	(544)	27,414	12,760	(544)	12,216
Non-controlling interests	1,408	544	1,952	2,236	544	2,780

Statement of Financial Position
Accumulated profit	27,958	(544)	27,414	12,760	(544)	12,216
Non-controlling interests	1,408	544	1,952	2,236	544	2,780